Summary Of Significant Accounting Policies (Basic And Diluted Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	May. 31, 2015 [1]	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May. 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May. 31, 2015		May. 25, 2014	May. 26, 2013
Accounting Policies [Abstract]
Earnings from continuing operations	$ 118.1	$ 128.4	$ (30.8)	$ (19.3)	$ 48.4	$ 86.6	$ 6.0	$ 42.2	$ 196.4	[2]	$ 183.2	$ 237.3
Earnings from discontinued operations	(12.8)	5.4	(2.0)	522.5	38.1	23.1	13.8	28.0	513.1	[2]	103.0	174.6
Net earnings	$ 105.3	$ 133.8	$ (32.8)	$ 503.2	$ 86.5	$ 109.7	$ 19.8	$ 70.2	$ 709.5	[2]	$ 286.2	$ 411.9
Average common shares outstanding - Basic (shares)									127.7		131.0	129.0
Effect of dilutive stock-based compensation (shares)									2.0		2.2	2.6
Average common shares outstanding - Diluted (shares)									129.7		133.2	131.6
Basic net earnings per share:
Earnings from continuing operations, basic (in dollars per share)	$ 0.94	$ 1.03	$ (0.24)	$ (0.14)	$ 0.37	$ 0.66	$ 0.05	$ 0.32	$ 1.54	[2]	$ 1.40	$ 1.84
Earnings from discontinued operations, basic (in dollars per share)	(0.11)	0.04	(0.02)	3.95	0.29	0.18	0.10	0.22	4.02	[2]	0.78	1.35
Net (loss) earnings, basic (in dollars per share)	0.83	1.07	(0.26)	3.81	0.66	0.84	0.15	0.54	5.56	[2]	2.18	3.19
Diluted net earnings per share:
Earnings from continuing operations, diluted (in dollars per share)	0.92	1.01	(0.24)	(0.14)	0.36	0.65	0.05	0.32	1.51	[2]	1.38	1.80
Earnings from discontinued operations, diluted (in dollars per share)	(0.10)	0.04	(0.02)	3.95	0.29	0.17	0.10	0.21	3.96	[2]	0.77	1.33
Net (loss) earnings, diluted (in dollars per share)	$ 0.82	$ 1.05	$ (0.26)	$ 3.81	$ 0.65	$ 0.82	$ 0.15	$ 0.53	$ 5.47	[2]	$ 2.15	$ 3.13

[1]	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.
[2]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.